Related Party Balances and Transactions (Tables)	6 Months Ended
Sep. 30, 2022
Related Party Balances and Transactions [Abstract]
Schedule of related parties relationships
Name	Relationship
HangZhou TianQi Network Technology Co. Ltd.	Common control by legal representative and shareholder of Taikexi, Mr. Mangyue Sun
Hangzhou Yuao Venture Capital Co., Ltd	Common control by legal representative of Guanpeng
Zhejiang Getai Curtain Wall Decoration Engineering Co., Ltd.	Common control by Mr. Wei Wang
Mangyue Sun	Legal representative and shareholder of Taikexi
Fang Qin	Spouse of Mangyue Sun
Antalpha Technologies Limited (“Antalpha”)	Non-controlling shareholder of a subsidiary of the Company

Schedule of loans receivables – related parties consisted
	As of September 30, 2022	As of March 31, 2022
	US$	US$
Hangzhou Yuao Venture Capital Co., Ltd	-	2,245,200
Total	-	2,245,200

Schedule of other related parties payables consisted
	As of September 30, 2022	As of March 31, 2022
	US$	US$
HangZhou TianQi Network Technology Co. Ltd. (i)	41,614	46,696
Zhejiang Getai Curtain Wall Decoration Engineering Co., Ltd. (ii)	56,231	205,070
Mangyue Sun (ii)	21,087	23,662
Fang Qin (ii)	42,173	47,324
Antalpha (iii)	534,688	-
Total	695,793	322,752

(i)	The outstanding payable consists of rent owed.
(ii)	The outstanding payables consist of working capital advances and borrowings.
(iii)	Consultation service fees payable to Antalpha.
(iv)	All amounts are due on demand, non-interest bearing and unsecured.

Schedule of digital asset payables consisted
	As of September 30, 2022	As of March 31, 2022
	US$	US$
Antalpha	36,340,668	6,200,109
Total	36,340,668	6,200,109

Schedule of related parties transactions
	For the six months ended September 30,
	2022	2021
	US$	US$
Interest income derived from Hangzhou Yuao Venture Capital Co., Ltd	-	31,268

Derivative products entered with Antalpha	168,184,034	-
Derivative products expired to Antalpha	(143,099,238)	-
Consultation service fees to Antalpha	(534,688)	-